Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	For the Three Months Ended March 31,
	2021	2020
Warrants to purchase shares of Common Stock	39,298,421	-
Restricted stock awards to purchase shares of Common Stock	477,286	-
Restricted stock units to purchase shares of Common Stock	3,171,454	-
Total potentially dilutive securities	42,947,161	-

	For the year ended December 31, 2020	For the year ended December 31, 2019
Warrants to purchase shares of common stock	55,303,832	-
Restricted stock awards to purchase shares of common stock	715,929	-
Restricted stock units to purchase shares of common stock	1,672,177	-
Total potentially dilutive securities	57,691,938	-

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Level	March 31, 2021
Warrant liabilities – Public Warrants	1	$26,260,000
Warrant liabilities – Private Warrants	3	2,500,000
Warrant liabilities – November Warrants	3	17,252,000
Warrant liabilities – December Warrants	3	38,286,000
Fair value of aggregate warrant liabilities as of March 31, 2021		$84,298,000

	Level	December 31, 2020
Warrant liabilities – Public Warrants	1	$4,130,000
Warrant liabilities – Private Warrants	3	420,000
Warrant liabilities – November Warrants	3	9,781,000
Warrant liabilities – December Warrants	3	4,781,000

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	Public Warrants	Private Warrants	November Warrants	December Warrants	Total Warrant Liability
Fair value as of December 31, 2020	$4,130,000	$420,000	$9,781,000	$4,781,000	$19,112,000

Settlement of warrants exercised	-	-	(51,165,000)	-	(51,165,000)
Change in fair value, exercised			43,542,000		43,542,000
Change in fair value, outstanding	22,130,000	2,080,000	15,094,000	33,505,000	72,809,000

Fair value as of March 31, 2021	$26,260,000	$2,500,000	$17,252,000	$38,286,000	$84,298,000

	Public Warrants	Private Warrants	November Warrants	December Warrants	Total Warrant Liability
Fair value as of January 1, 2020	$-	$-	$-	$-	$-

Initial measurement	27,460,000	2,580,000	10,609,000	5,196,116	45,845,116
Change in fair value	(23,330,000)	(2,160,000)	(828,000)	(415,116)	(26,733,116)

Fair value as of December 31, 2020	$4,130,000	$420,000	$9,781,000	$4,781,000	$19,112,000

Fair Value, Concentration of Risk [Table Text Block]
	Private Warrants	November Warrants	December Warrants
Term (years)	4.2	4.6	4.7
Stock price	$5.02	$5.02	$5.02
Exercise price	$11.50	$1.40	$1.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	46.6%	49.5%	49.5%
Risk free interest rate	0.7%	0.9%	0.9%

Number of shares	1,480,000	4,530,302	10,036,925
Value (per share)	$0.28	$3.81	$3.81

	Private Warrants	November Warrants	December Warrants
	July 1, 2020	November 18, 2020	December 29, 2020
Term (years)	5.0	5.0	5.0
Stock price	$8.44	$1.22	$1.29
Exercise price	$11.50	$1.40	$1.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	13.3%	49.4%	49.5%
Risk free interest rate	0.3%	0.4%	0.4%

Number of shares	1,480,000	20,535,713	10,036,925
Value (per share)	$1.74	$0.52	$0.52

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Private Warrants	November Warrants	December Warrants
Term (years)	4.5	4.9	5.0
Stock price	$1.23	$1.23	$1.23
Exercise price	$11.50	$1.40	$1.40
Dividend yield	0.0%	0.0%	0.0%
Expected volatility	70.7%	49.5%	49.5%
Risk free interest rate	0.3%	0.3%	0.3%

Number of shares	1,480,000	20,535,713	10,036,925
Value (per share)	$0.28	$0.48	$0.48